INTELLECTUAL PROPERTY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTELLECTUAL PROPERTY

The following table summarizes the components of our intellectual property as of the dates presented:

	June 30, 2022	December 31, 2021
Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC®	1,850,000	1,850,000
ArcMail®	1,445,000	1,445,000
DataExpress®	1,388,051	1,388,051
FileFacets®	135,000	135,000
IntellyWP™	60,000	60,000
Resilient Network Systems	305,000	305,000
	5,229,851	5,229,851
Accumulated amortization	(4,420,576)	(3,960,032)
Intellectual property, net of accumulated amortization	$809,275	$1,269,819

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	December 31,	December 31,
	2021	2020
Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC®	1,850,000	1,850,000
ArcMail License	1,445,000	1,445,000
DataExpress®	1,388,051	1,388,051
FileFacetsTM	135,000	135,000
IntellyWP™	135,000	135,000
Resilient Network Systems	305,000	305,000
	5,304,851	5,304,851
Accumulated amortization	(3,960,032)	(2,993,944)
Impairment	(75,000)
Intellectual property, net of accumulated amortization	$1,269,819	$2,310,907

SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS

Based on the carrying value of definite-lived intangible assets as of June 30, 2022, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2022 (excluding the six months ended June 30, 2022)	$354,940
2023	411,585
2024	27,000
Thereafter	15,750
$809,275

Based on the carrying value of definite-lived intangible assets as of December 31, 2021, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2022	815,484
2023	411,585
2024	27,000
Thereafter	15,750
1,269,819